SALES REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 21,783,874	R$ 19,631,988	R$ 18,717,018
Taxes levied	(143,481)	(105,780)	(162,593)
Total revenue	21,640,393	19,526,208	18,554,425
Domestic revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	17,157,785	16,084,172	14,675,974
Foreign revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	4,482,608	3,442,036	3,878,451
Passenger revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,000,963	18,125,685	17,229,732
Taxes levied	(3,237)	(2,550)	(2,004)
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,782,911	1,506,303	1,487,286
Taxes levied	R$ (140,244)	R$ (103,230)	R$ (160,589)